Investments in Associates and Joint Arrangements - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Wordline Argentina SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 74,202	$ 152,984	$ 146,908
Percentage of interest in UTE	50.00%	50.00%
Gestiva SA [member]
Disclosure of associates [line items]
Percentage of interest in UTE	5.00%	5.00%
Investment carrying amount remaining after adaption agreement	$ 36	$ 1,576
Associates [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	745	$ 889	$ 346
Play Digital SA [Member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 80,264